Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

As of the date of this annual report, we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition; such risks are referred to below as “material risks from cybersecurity threats”.

We identify, assess and manage any material risks from cybersecurity threats through the following countermeasures:

●	Cybersecurity threat defense system that addresses both internal and external threats;
●	Network, host and application security; and
●	Sensitive information protection methods, including:
o	Technical safeguards;
o	Procedural requirements;
o	Monitoring program on our corporate network;
o	Continuous testing of our security posture both internally and with outside vendors;
o	Incident response program;
o	Security system effectiveness reviews with reference to applicable security standards; and
o	Regular cybersecurity awareness training for employees.

Our abovementioned countermeasures for identifying, assessing and managing any material risks from cybersecurity threats, have been integrated into our overall risk management system.

We do not engage any assessors, consultants, auditors, or other third parties in connection with any of our Cybersecurity Risk Management Processes.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We identify, assess and manage any material risks from cybersecurity threats through the following countermeasures:

●	Cybersecurity threat defense system that addresses both internal and external threats;
●	Network, host and application security; and
●	Sensitive information protection methods, including:
o	Technical safeguards;
o	Procedural requirements;
o	Monitoring program on our corporate network;
o	Continuous testing of our security posture both internally and with outside vendors;
o	Incident response program;
o	Security system effectiveness reviews with reference to applicable security standards; and
o	Regular cybersecurity awareness training for employees.

Our abovementioned countermeasures for identifying, assessing and managing any material risks from cybersecurity threats, have been integrated into our overall risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The audit committee of our board of directors is ultimately responsible for the oversight of risks from cybersecurity threats.

Our board of directors and its audit committee have delegated an important leadership role in assessing and managing any material risks from cybersecurity threats to Mr. Rui Liu, who heads and oversees FGS.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee of our board of directors is ultimately responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]	Mr. Liu is responsible for ensuring that the cybersecurity team has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed, implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. Our cybersecurity team is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of Mr. Liu who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.Our cybersecurity team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management. Our cybersecurity team, regularly update and engages in discussions with Mr. Liu on the company’s cybersecurity programs, material cybersecurity risks, and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Mr. Liu is responsible for ensuring that the cybersecurity team has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed, implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team has relevant academic backgrounds and possesses extensive knowledge in cybersecurity risk management
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of Mr. Liu who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.Our cybersecurity team, regularly update and engages in discussions with Mr. Liu on the company’s cybersecurity programs, material cybersecurity risks, and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true